Property, equipment and software, net	12 Months Ended
Dec. 31, 2020
Property and equipment and software, net
Property, equipment and software, net

9.    Property and equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Computer and electronic equipment	57,061	49,480	7,583
Leasehold improvement	55,954	63,634	9,751
Vehicles	10,731	9,373	1,436
Office furniture and equipment	3,732	2,471	379
Software	24,325	24,240	3,715
Total	151,803	149,198	22,864
Less: Accumulated depreciation and amortization	(92,020)	(111,526)	(17,091)
Property, equipment and software, net	59,783	37,672	5,773

Depreciation and amortization expenses of the property, equipment and software were RMB42,431,  RMB42,586 and RMB 29,431 (US$4,510) for the years ended December 31, 2018, 2019 and 2020, respectively.